OTHER LONG-TERM ASSETS - Inputs Used to Value the Warrant Investments (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Nov. 08, 2018 $ / shares	May 29, 2018 $ / shares
De Grey Mining Ltd.
Disclosure of financial assets [line items]
Closing share price (in USD per share) | $ / shares	$ 0.12015901625
Exercise price (in USD per share) | $ / shares	$ 0.19
Remaining life of the warrants (years)	10 months 30 days
Volatility	49.65%
Risk-free rate	1.86%
Barrier | $	$ 0
Rebate | $	$ 0
Bonterra Resources Inc.
Disclosure of financial assets [line items]
Closing share price (in USD per share) | $ / shares		$ 3.30
Novo Resources Corp.
Disclosure of financial assets [line items]
Closing share price (in USD per share) | (per share)	$ 2.48		$ 5.00
Exercise price (in USD per share) | $ / shares	$ 6
Remaining life of the warrants (years)	1 year 8 months 7 days
Volatility	50.04%
Risk-free rate	1.86%
Barrier | $	$ 12.00
Rebate | $	$ 6.00
First Tranche | Bonterra Resources Inc.
Disclosure of financial assets [line items]
Closing share price (in USD per share) | $ / shares	$ 2.59
Exercise price (in USD per share) | $ / shares	$ 5.61132240164599
Remaining life of the warrants (years)	3 months 20 days
Volatility	69.08%
Risk-free rate	1.86%
Barrier | $	$ 0
Rebate | $	$ 0
Second Tranche | Bonterra Resources Inc.
Disclosure of financial assets [line items]
Closing share price (in USD per share) | $ / shares	$ 2.59
Exercise price (in USD per share) | $ / shares	$ 5.61132240164599
Remaining life of the warrants (years)	11 months 18 days
Volatility	60.74%
Risk-free rate	1.86%
Barrier | $	$ 0
Rebate | $	$ 0